Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 60,943	$ 42,261
Less: Accumulated depreciation and amortization	(22,195)	(22,671)
Property and equipment, net	38,748	19,590
Equipment, servers and computers
Property, Plant and Equipment [Line Items]
Property and equipment, gross	32,524	29,025
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,409	3,474
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	602	1,022
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,408	$ 8,740